Other receivables	12 Months Ended
Jun. 30, 2022
Other receivables [Abstract]
Other receivables
Note 11.  Other receivables
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current assets
Other receivables	1	55
Loan receivable	2,320	-
Provincial sales tax receivable	10,023	-
Interest receivable	75	1
GST receivable	11,235	737

	23,654	793